Stockholders' Equity (Details)									1 Months Ended				2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	May 12, 2017 USD ($) shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 29, 2016 USD ($) $ / shares	Nov. 22, 2016 USD ($) $ / shares shares	Nov. 08, 2016 USD ($) $ / shares shares	May 18, 2015 USD ($) $ / shares shares	Nov. 30, 2016 $ / shares	Oct. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	May 31, 2017 shares	Jun. 30, 2017 shares	Mar. 31, 2017 USD ($) item $ / shares shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2016 shares	Jan. 31, 2016 $ / shares shares	Oct. 27, 2014 shares	Oct. 26, 2014 shares
Stockholders' Equity
Common stock, shares authorized | shares		50,000,000		50,000,000											50,000,000		50,000,000	50,000,000
Common stock par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001											$ 0.0001		$ 0.0001	$ 0.0001
Number of voting rights entitled for each share of common stock held | item															1		1
Share issue price (in dollars per share) | $ / shares		$ 1.00		$ 0.716	$ 0.69		$ 0.91		$ 0.69						$ 1.00		$ 0.716
Net proceeds from initial public offering																		$ 18,810,484
Amount of shares issued																		$ 15,512,260
Number of warrants issued to purchase shares of common stock (in shares) | shares		69,869		67,655											69,869		67,655	26,785	26,785
Strike price (in dollars per share) | $ / shares						$ 1.00	$ 0.01
Loss on extinguishment of debt							$ 108,000								$ 207,713		$ 108,000
Issuance costs of equity and warrants
Total						$ 1,000,001
% Allocation						100.00%
Warrants issuance costs (allocated)						$ 225,944
Total						$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		$ 1.00		$ 0.716	0.69		$ 0.91		0.69						$ 1.00		$ 0.716
Exercise price | $ / shares		$ 0.75		$ 0.75	$ 0.75		$ 0.01		$ 0.75						$ 0.75		$ 0.75
Term				5 years 4 months 28 days	5 years 6 months		5 years 8 months 19 days		5 years 6 months						5 years 1 month 28 days		5 years 4 months 28 days
Volatility (as a percent)				73.62%	71.92%		70.35%		71.92%						78.33%		73.62%
Dividend yield (as a percent)				0.00%	0.00%		0.00%		0.00%						0.00%		0.00%
Risk-free interest rate (as a percent)				2.00%	1.87%		1.45%		1.87%						1.95%		2.00%
Preferred stock, shares authorized | shares		10,000,000		10,000,000											10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001											$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued | shares		0		0											0		0	0
Preferred stock, shares outstanding | shares		0		0											0		0	0
Shares of common stock reserved for issuance
Options issued and outstanding | shares		2,528,650		2,571,220											2,528,650		2,571,220	919,506	894,766
Options available for grant | shares		362,700		39,988											362,700		39,988	106,833	269,331
RSUs issued and outstanding | shares		20,789		20,789											20,789		20,789	55,536	20,789
Warrants issued and outstanding | shares		6,339,792		5,968,876											6,339,792		5,968,876	748,872	748,872
Convertible notes | shares		69,869		67,655											69,869		67,655	26,785	26,785
Total | shares		9,321,800		8,668,528											9,321,800		8,668,528	1,857,532	1,960,543
Convertible promissory note issued to Serious Change II LP
Stockholders' Equity
Share issue price (in dollars per share) | $ / shares			$ 0.51																	$ 0.51
Number of warrants issued to purchase shares of common stock (in shares) | shares			370,916				120,000													370,916
Strike price (in dollars per share) | $ / shares							$ 0.01
Loss on extinguishment of debt			$ 207,713
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares			$ 0.51																	$ 0.51
Shares of common stock reserved for issuance
Convertible notes | shares			370,916				120,000													370,916
2016 Private Placement
Stockholders' Equity
Shares issued (in shares) | shares						1,666,668
Share issue price (in dollars per share) | $ / shares						$ 0.60
Net proceeds from issuance of common stock						$ 677,224
Amount of shares issued						1,000,000
Issuance costs of equity and warrants
Common stock issuance costs (allocated)						$ 322,777
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares						$ 0.60
IPO
Stockholders' Equity
Offering expenses								$ 2,900,000
Non-cash offering expenses								$ 3,300,000
Private investment
Stockholders' Equity
Shares issued (in shares) | shares													3,555,514	3,555,514	2,444,486	6,000,000	2,027,490
Share price required to issue shares more than permitted number (in dollars per share) | $ / shares															$ 1.32		$ 1.32
Maximum number of shares company is permitted to issue | shares															2,027,490		2,027,490
Maximum number of shares company is permitted to issue (as a percent)															19.99%
Net proceeds from issuance of common stock															$ 3,227,134		$ 2,676,700
Common Stock
Stockholders' Equity
Common stock, shares authorized | shares																					15,000,000	10,000,000
Shares issued (in shares) | shares																		2,860,000
Share issue price (in dollars per share) | $ / shares		$ 1.00													$ 1.00
Amount of shares issued						$ 106,000												$ 286
Issuance of common stock upon conversion (in shares) | shares								2,010,596
Issuance costs of equity and warrants
Fair value of common stock						$ 156,522
% Allocation						16.00%
Common stock issuance costs (allocated)						$ 50,522
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		1.00													$ 1.00
Common Stock | IPO
Stockholders' Equity
Shares issued (in shares) | shares								2,860,000
Shares issued (price per share) | $ / shares								$ 7.00
Net proceeds from initial public offering								$ 15,900,000
Underwriting discounts and commissions								1,200,000										1,209,802
Offering expenses								2,900,000										$ 2,897,825
Non-cash offering expenses								$ 3,300,000
Issuance of common stock upon conversion (in shares) | shares								2,010,596
Common Stock | Private investment
Stockholders' Equity
Term of stock purchase agreement											30 months
Shares issued (in shares) | shares	16,480									170,455	222,222				416,996		1,348,601
Private Offering Price (in dollars per share) | $ / shares											$ 2.25
Net proceeds from issuance of common stock	$ 12,629									$ 150,000	$ 394,534				$ 550,434		$ 2,176,700
Amount of shares issued											500,000
Offering expenses											$ 105,398
Shares issued to a private investor in payment of underwriting discounts and commissions | shares											456,667
Common Stock | Secondary public offering
Stockholders' Equity
Shares issued (in shares) | shares												2,000,000
Shares issued (price per share) | $ / shares												$ 2.50
Net proceeds from initial public offering												$ 4,100,000
Underwriting discounts and commissions												373,011					373,011
Offering expenses												$ 496,887					$ 496,887
Common Stock | Napo
Stockholders' Equity
Shares issued (in shares) | shares			4,000,000
Amount of shares issued			$ 3,000,000
Common Stock | Maximum | Private investment
Stockholders' Equity
Value of common stock that may be sold to a private investor											$ 15,000,000
Series A warrants and placement agent warrants
Stockholders' Equity
Share issue price (in dollars per share) | $ / shares		1.00		$ 0.716											$ 1.00		$ 0.716
Strike price (in dollars per share) | $ / shares		0.75		0.75		$ 0.75									0.75		0.75
Issuance costs of equity and warrants
Fair value of warrants						$ 56,000
Fair Value Assumptions and Methodology for Assets and Liabilities
Share Price | $ / shares		$ 1.00		$ 0.716											$ 1.00		$ 0.716
Term		5 years 1 month 28 days		5 years 4 months 28 days		5 years 6 months
Volatility (as a percent)		78.33%		73.62%		71.92%
Risk-free interest rate (as a percent)		1.95%		2.00%		1.87%
Warrant liability		$ 1,252,620		$ 799,201	$ 756,001										$ 1,252,620		$ 799,201
Series A Warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares						1,666,668
Strike price (in dollars per share) | $ / shares						$ 0.75
Issuance costs of equity and warrants
Fair value of warrants						$ 700,001
% Allocation						70.00%
Warrants issuance costs (allocated)						$ 225,944
Fair Value Assumptions and Methodology for Assets and Liabilities
Warrant liability					$ 756,001	$ 756,001
Shares of common stock reserved for issuance
Convertible notes | shares						1,666,668
Series B warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares						1,666,668
Strike price (in dollars per share) | $ / shares						$ 0.90
Fair Value Assumptions and Methodology for Assets and Liabilities
Term						1 year
Volatility (as a percent)						116.65%
Risk-free interest rate (as a percent)						0.78%
Shares of common stock reserved for issuance
Convertible notes | shares						1,666,668
Warrants (Series B and C)
Stockholders' Equity
Amount of shares issued						$ 97,167
Issuance costs of equity and warrants
Fair value of warrants						$ 143,478
% Allocation						14.00%
Warrants issuance costs (allocated)						$ 46,311
Series C warrants
Stockholders' Equity
Number of warrants issued to purchase shares of common stock (in shares) | shares						1,666,668
Strike price (in dollars per share) | $ / shares						$ 1.00
Fair Value Assumptions and Methodology for Assets and Liabilities
Term						1 year 6 months
Volatility (as a percent)						116.92%
Risk-free interest rate (as a percent)						0.94%
Shares of common stock reserved for issuance
Convertible notes | shares						1,666,668